Balance Sheet Components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Balance Sheet Components [Abstract]
Tools and equipment			$ 20
Depreciation expenses	$ 21	$ 17	$ 41	$ 32